UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Keane Capital Management Inc.

Address: 3440 Toringdon Way
         Suite 308
         Charlotte, North Carolina 28277

13F File Number: 028-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ted Slack
Title: Controller & Chief Compliance Officer
Phone: (704) 973-4022


Signature, Place and Date of Signing:

/s/ Ted Slack                 Charlotte, North Carolina          May 15, 2013
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            56

Form 13F Information Table Value Total:        $183,675
                                              (thousands)


List of Other Included Managers: NONE

Form 13F File Number         Name

-----------------------       ------------------------------


                                           FORM 13F INFORMATION TABLE
                                          Keane Capital Management Inc.
                                                 March 31, 2013


COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 ---------        ------      --------- --------  --- ----  ----------  --------- -----   ------- ----
ACTUATE CORP                   COM              00508B102   1,230       204,897 SH        SOLE                    204,897
AIR TRANSPORT SERVICES GRP I   COM              00922R105   3,507       601,595 SH        SOLE                    601,595
ALLIANCE FIBER OPTIC PRODS I   COM NEW          018680306   1,690       129,694 SH        SOLE                    129,694
ALLIANCE ONE INTL INC          COM              018772103   4,022     1,033,969 SH        SOLE                  1,033,969
AMERICAN AXLE & MFG HLDGS IN   COM              024061103   2,233       163,618 SH        SOLE                    163,618
AMERICAN EQTY INVT LIFE HLD    COM              025676206   3,624       243,379 SH        SOLE                    243,379
BABCOCK & WILCOX CO NEW        COM              05615F102     852        30,000 SH        SOLE                     30,000
BPZ RESOURCES INC              COM              055639108     874       385,090 SH        SOLE                    385,090
CASELLA WASTE SYS INC          CL A             147448104   2,681       613,545 SH        SOLE                    613,545
CASH AMER INTL INC             COM              14754D100  78,705     1,500,000     CALL  SOLE                  1,500,000
CENVEO INC                     COM              15670S105   1,086       504,934 SH        SOLE                    504,934
CHINA CERAMICS CO LTD          SHS              G2113X100   1,102       512,334 SH        SOLE                    512,334
CHINA GERUI ADV MAT GR LTD     SHS              G21101103   1,356       698,956 SH        SOLE                    698,956
CHINA XD PLASTICS CO LTD       COM              16948F107   1,139       284,851 SH        SOLE                    284,851
COMSTOCK RES INC               COM NEW          205768203     541        33,276 SH        SOLE                     33,276
DATALINK CORP                  COM              237934104   2,081       172,248 SH        SOLE                    172,248
DECKERS OUTDOOR CORP           COM              243537107   1,771        31,800 SH        SOLE                     31,800
DELTA APPAREL INC              COM              247368103   2,358       143,147 SH        SOLE                    143,147
DFC GLOBAL CORP                COM              23324T107   1,062        63,804 SH        SOLE                     63,804
ELECTRONICS FOR IMAGING INC    COM              286082102     718        28,299 SH        SOLE                     28,299
FXCM INC                       COM CL A         302693106   2,267       165,697 SH        SOLE                    165,697
GREENBRIER COS INC             COM              393657101   1,590        70,000 SH        SOLE                     70,000
IMPERIAL HLDGS INC             COM              452834104   2,182       538,733 SH        SOLE                    538,733
JTH HLDG INC                   CL A             46637N103   1,068        67,628 SH        SOLE                     67,628
KIRKLANDS INC                  COM              497498105   1,604       140,000 SH        SOLE                    140,000
KRATOS DEFENSE & SEC SOLUTIO   COM NEW          50077B207     486        96,676 SH        SOLE                     96,676
KVH INDS INC                   COM              482738101   1,861       137,142 SH        SOLE                    137,142
LIBBEY INC                     COM              529898108   1,627        84,163 SH        SOLE                     84,163
LIONBRIDGE TECHNOLOGIES INC    COM              536252109   2,285       590,312 SH        SOLE                    590,312
LO-JACK CORP                   COM              539451104   3,893     1,247,897 SH        SOLE                  1,247,897
MEADOWBROOK INS GROUP INC      COM              58319P108   1,843       261,479 SH        SOLE                    261,479
MERITOR INC                    COM              59001K100   2,313       488,948 SH        SOLE                    488,948
NATURAL GAS SERVICES GROUP     COM              63886Q109   1,413        73,375 SH        SOLE                     73,375
NQ MOBILE INC                  ADR REPSTG CL A  64118U108   4,080       452,815 SH        SOLE                    452,815
ORBCOMM INC                    COM              68555P100   2,138       410,376 SH        SOLE                    410,376
PIONEER ENERGY SVCS CORP       COM              723664108   1,529       185,283 SH        SOLE                    185,283
PRGX GLOBAL INC                COM NEW          69357C503   3,493       502,561 SH        SOLE                    502,561
PROVIDENCE SVC CORP            COM              743815102   3,128       169,155 SH        SOLE                    169,155
QUALITY DISTR INC FLA          COM              74756M102   1,320       157,000 SH        SOLE                    157,000
QUATERRA RES INC               COM              747952109     257     1,285,085 SH        SOLE                  1,285,085
RADIAN GROUP INC               COM              750236101   2,249       210,000 SH        SOLE                    210,000
REGAL ENTMT GROUP              CL A             758766109   1,826       109,521 SH        SOLE                    109,521
RICKS CABARET INTL INC         COM NEW          765641303   2,224       251,616 SH        SOLE                    251,616
RUDOLPH TECHNOLOGIES INC       COM              781270103   1,944       165,000 SH        SOLE                    165,000
SHFL ENTMT INC                 COM              78423R105   1,864       112,504 SH        SOLE                    112,504
SILICON GRAPHICS INTL CORP     COM              82706L108   1,719       125,000 SH        SOLE                    125,000
SILICON IMAGE INC              COM              82705T102   3,149       647,994 SH        SOLE                    647,994
STAMPS COM INC                 COM NEW          852857200   1,249        50,000 SH        SOLE                     50,000
SUPPORT COM INC                COM              86858W101   2,416       578,000 SH        SOLE                    578,000
UNIVERSAL ELECTRS INC          COM              913483103   2,631       113,169 SH        SOLE                    113,169
VALUEVISION MEDIA INC          CL A             92047K107   1,204       348,106 SH        SOLE                    348,106
VITRAN CORP INC                COM              92850E107     918       150,000 SH        SOLE                    150,000
WABASH NATL CORP               COM              929566107   1,513       148,956 SH        SOLE                    148,956
WALTER INVT MGMT CORP          COM              93317W102   2,235        60,000 SH        SOLE                     60,000
WET SEAL INC                   CL A             961840105   2,869       950,000 SH        SOLE                    950,000
XINYUAN REAL ESTATE CO LTD     SPONS ADR        98417P105     656       133,063 SH        SOLE                    133,063


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